Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Thousands		12 Months Ended
	Oct. 13, 2023	Dec. 31, 2022
Income Statement [Abstract]
Gain on sale of instruments		$ 7,751
Reverse stock split	1-for-25